Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 467,540	$ 418,507
Accounts receivable, net	47,093	38,463
Investment tax credits receivable	38,625	131,220
Other tax credits	49,513	82,997
Prepaid expenses	8,190	25,595
Total Current Assets	610,961	696,782
Investments	731,943	117,109
Property and equipment, net	26,665	24,334
Total Assets	1,369,569	838,225
Current liabilities
Accounts payable	26,808	9,057
Accrued liabilities	20,305	19,041
Deferred revenue	80,705	60,224
Total current liabiliities	127,818	88,322
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2018 and March 31, 2018.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2018 and March 31, 2018.
Common shares, no par value, Unlimited authorized shares; 8,136,348 shares issued and outstanding as at September 30, 2018 and 8,136,348 shares as at March 31, 2018.	$ 19,491,842	$ 19,484,482
Additional paid-in capital	2,962,440	2,962,105
Accumulated deficit	(20,779,043)	(21,325,620)
Accumulated other comprehensive income	(433,488)	(378,425)
Total shareholders' equity	1,241,752	749,902
Total liability and equity	$ 1,369,569	$ 838,225